Financial Instruments - Fair Values and Risk Management - Summary of Financial Assets and Financial Liabilities Denominated in Foreign Currency (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	€ 53,472	€ 48,187
Total financial assets	110,699	95,430
Long-term borrowings	13,577	9,302
Lease liabilities	57,138	53,593	€ 57,367
Borrowings	17,439	16,426
Total financial liabilities	232,083	203,616
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	29,434	26,269
Cash and cash equivalents	48,014	44,611
Total financial assets	77,448	70,880
Long-term borrowings	611	692
Lease liabilities	37,643	35,927
Trade payables	35,524	28,064
Total financial liabilities	98,561	83,230
Currency risk [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 24,783	€ 18,547